Details of Significant Accounts - Cash and cash equivalents - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Details of Significant Accounts
Percentage of cash and cash equivalents in reporting currency	95.00%
Cash and cash equivalent pledged	$ 0